Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements
Recently adopted accounting pronouncements
The FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This newly issued accounting standard requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit as a reduction to a deferred income tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in some specific situations. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. This newly issued accounting standard permits the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to interest rates on direct Treasury obligations of the U.S. government and the London Interbank Offered Rate. The amendments also remove the restriction on using different benchmark rates for similar hedges. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. This newly issued accounting standard provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. Examples of obligations within the scope of this update include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.

(b)	Recent accounting guidance not yet adopted
The FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which ends the deferral granted to investment companies from applying the VIE guidance and makes targeted amendments to the current consolidation guidance. Some of the more notable amendments are (1) the identification of variable interests when fees are paid to a decision maker or service provider, (2) the VIE characteristics for a limited partnership or similar entity and (3) the primary beneficiary determination. This ASU may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2015-01, Income Statement: Extraordinary and Unusual Items (Subtopic 225-20), to simplify income statement classification by removing the concept of extraordinary items from U.S. GAAP. As a result, items that are both unusual and infrequent will no longer be separately reported net of tax after continuing operations. This ASU may be applied prospectively or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, but only as of the beginning of the fiscal year of adoption. The adoption of this standard is not expected to have an impact on the Company's results of operations.

2.     Recently issued accounting pronouncements (continued)

(b)	Recent accounting guidance not yet adopted (continued)
The FASB issued ASU No. 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. ASU No. 2014-16 clarifies how current guidance should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. In addition, ASU No. 2014-16 clarifies that in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weigh those terms and features. The effects of initially adopting ASU No. 2014-16 should be applied on a modified retrospective basis to existing hybrid financial instruments issued in a form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods. ASU No. 2014-16 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern. This new standard provides that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This ASU will be effective for the annual reporting period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.
The FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This newly issued accounting standard is intended to resolve the diverse accounting treatment of those awards in practice. This ASU is required to be applied for fiscal years and interim periods beginning after December 15, 2015. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.
The FASB and the International Accounting Standards Board have jointly issued a new revenue recognition standard codified in U.S. GAAP as ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This newly issued accounting standard provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers unless the contracts are in the scope of other U.S. GAAP requirements, such as the leasing literature. This ASU is required to be applied for fiscal years and interim periods beginning after December 15, 2016 using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently assessing the impact the adoption of this standard might have on its financial position or results of operations.
The FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This newly issued accounting standard raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. This ASU is required to be applied prospectively for fiscal years and interim periods beginning after December 15, 2014. The adoption of this standard is not expected to have an impact on the Company's financial position or results of operations.